Ordinary Shares - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) shares	Nov. 18, 2021 USD ($)
Class of Stock [Line Items]
Ordinary shares, shares issued	492,742,468	492,742,468	505,183,788
Stock repurchased during period value | ¥	¥ 719,133		¥ 31,204
Class A Ordinary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	14,081,040	14,081,040
Stock repurchased during period value	¥ 719,130	$ 104,260
American Depositary Shares [Member]
Class of Stock [Line Items]
Stock repurchased during period shares	3,520,260	3,520,260
American Depositary Shares [Member] | Share Repurchase Program [Member]
Class of Stock [Line Items]
Amount of stock repurchase plan authorized | $				$ 200,000